Operating Lease Liabilities (Details) - Schedule of Analyzed for Reporting Purposes - USD ($)	Dec. 31, 2023	Jun. 30, 2023
Schedule of Analyzed For Reporting Purposes [Abstract]
Long-term portion of operating lease liabilities	$ 1,538,617	$ 1,636,493
Current maturities of operating lease liabilities	357,860	316,253
Total	$ 1,896,477	$ 1,952,746